Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1) (6)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (2) (6)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss)	Underwriting Profit (Loss) (Company-Selected Measure) (5)
					Total Shareholder Return (3)	Peer Group Total Shareholder Return (3) (4)
2022	$1,308,055	$1,347,555	$838,226	$840,201	$81.33	$141.26	$(512,672,098)	$(344,067,476)
2021	1,695,948	1,707,323	1,021,821	1,022,389	120.71	127.69	247,937,243	65,010,451
2020	2,882,942	2,892,692	1,579,540	1,580,028	113.69	103.15	374,606,536	246,672,928

Company Selected Measure Name	(5)Underwriting profit
Named Executive Officers, Footnote [Text Block]	PEO was Gabriel Tirador for 2022, 2021 and 2020.Non-PEO NEOs were George Joseph, Victor Joseph, Theodore Stalick, and Christopher Graves for 2022; and George Joseph, Theodore Stalick, Christopher Graves, and Jeffrey Schroeder for 2021 and 2020.
Peer Group Issuers, Footnote [Text Block]	This peer group represents the same industry peer group used for purposes of Item 201(e) of Regulation S-K and included in the Company's Annual Report on Form 10-K for the fiscal year ended December 31, 2022, as filed with the SEC on February 14, 2023, and consists of Alleghany Corporation, Allstate Corporation, American Financial Group, Arch Capital Group Ltd, Berkley (W.R.), Berkshire Hathaway 'B', Chubb Corporation, Cincinnati Financial Corporation, CNA Financial Corporation, Erie Indemnity Company, Hanover Insurance Group, Markel Corporation, Old Republic International, Progressive Corporation, RLI Corporation, Selective Insurance Group, and Travelers Companies, Inc.
PEO Total Compensation Amount	$ 1,308,055	$ 1,695,948	$ 2,882,942
PEO Actually Paid Compensation Amount	$ 1,347,555	1,707,323	2,892,692
Adjustment To PEO Compensation, Footnote [Text Block]	The adjustments made to Summary Compensation Table Total for PEO and Average Summary Compensation Table Total for Non-PEO NEOs to determine Compensation Actually Paid to PEO and Average Compensation Actually Paid to Non-PEO NEOs, respectively, were as follows:

Adjustments	2022		2021		2020
	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs
Deduction for amounts reported under the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table.	$—	$—	$—	$—	$—	$—
Increase/deduction for option awards granted during prior year that were outstanding and unvested as of the year end, determined based on change in ASC 718 fair value from the prior year end to the year end.	—	—	(11,250)	(563)	16,250	813
Increase/deduction for option awards granted during prior year that vested during the year, determined based on change in ASC 718 fair value from the prior year end to vesting date.	39,500	1,975	22,625	1,131	(6,500)	(325)
Total adjustments	39,500	1,975	11,375	568	9,750	488

Non-PEO NEO Average Total Compensation Amount	$ 838,226	1,021,821	1,579,540
Non-PEO NEO Average Compensation Actually Paid Amount	$ 840,201	1,022,389	1,580,028
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The adjustments made to Summary Compensation Table Total for PEO and Average Summary Compensation Table Total for Non-PEO NEOs to determine Compensation Actually Paid to PEO and Average Compensation Actually Paid to Non-PEO NEOs, respectively, were as follows:

Adjustments	2022		2021		2020
	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs
Deduction for amounts reported under the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table.	$—	$—	$—	$—	$—	$—
Increase/deduction for option awards granted during prior year that were outstanding and unvested as of the year end, determined based on change in ASC 718 fair value from the prior year end to the year end.	—	—	(11,250)	(563)	16,250	813
Increase/deduction for option awards granted during prior year that vested during the year, determined based on change in ASC 718 fair value from the prior year end to vesting date.	39,500	1,975	22,625	1,131	(6,500)	(325)
Total adjustments	39,500	1,975	11,375	568	9,750	488

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Pay Versus Performance Tabular List
Underwriting Profit
Operating Income (1)
Combined Ratio (2)

Total Shareholder Return Amount	$ 81.33	120.71	113.69
Peer Group Total Shareholder Return Amount	141.26	127.69	103.15
Net Income (Loss)	$ (512,672,098)	$ 247,937,243	$ 374,606,536
Company Selected Measure Amount	(344,067,476)	65,010,451	246,672,928
PEO Name	Gabriel Tirador
Additional 402(v) Disclosure [Text Block]	For the relevant fiscal year, represents the cumulative TSR of the Company and its peer group. TSR amounts reported in the table assume an initial fixed investment of $100 at the beginning of the earliest year in the table, and that all dividends, if any, were reinvested.The graphs below compare the Compensation Actually Paid to PEO and Average Compensation Actually Paid to Non-PEO NEOs with (i) the Company's cumulative TSR, (ii) its peer group TSR, (iii) its net income (loss), and (iv) its underwriting profit (loss), the Company-Selected Measure, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022. TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Underwriting Profit
Non-GAAP Measure Description [Text Block]	Underwriting profit means the Company’s net premiums earned, less (a) losses and loss adjustment expenses, (b) policy acquisition costs, and (c) other operating expenses, each as determined in accordance with U.S. generally accepted accounting principles (“GAAP”) and as presented in the Company’s consolidated financial statements included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022, as filed with the SEC on February 14, 2023.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income (1)
Non-GAAP Measure Description [Text Block]	Operating income is net income excluding realized investment gains and losses, net of tax. Operating income provides a valuable measure of the Company's ongoing performance that may be obscured by the effect of net realized investment gains and losses. Realized investment gains and losses may vary significantly between periods and are generally driven by external economic developments such as capital market conditions. Accordingly, operating income highlights the results from ongoing operations and the underlying profitability of the Company's core insurance business.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Combined Ratio (2)
Non-GAAP Measure Description [Text Block]	Combined ratio is equal to loss ratio plus expense ratio. Loss ratio is calculated by dividing losses and loss adjustment expenses by net premiums earned, each as determined in accordance with GAAP. Expense ratio is calculated by dividing the sum of policy acquisition costs and other operating expenses by net premiums earned, each as determined in accordance with GAAP.
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 39,500	$ 11,375	$ 9,750
PEO [Member] | Stock Awards And Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(11,250)	16,250
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	39,500	22,625	(6,500)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,975	568	488
Non-PEO NEO [Member] | Stock Awards And Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(563)	813
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,975	$ 1,131	$ (325)